Victory Cornerstone Conservative Fund Investment Objectives and Goals - Victory Cornerstone Conservative Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Cornerstone Conservative Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Cornerstone Conservative Fund (the “Fund”) seeks current income. The Fund also considers the potential for capital appreciation.